BUSINESS SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Business Segment Information Tables
Information by Business Segment

     Information by business segment is as follows:

	Three months ended		Nine months ended
	07/31/13	07/31/12	07/31/13	07/31/12
Revenues from continuing operations:
Real estate management/rental operations	$719,738	$710,079	$2,078,668	$2,062,956
Land resource management	7,310,224	1,223,328	8,063,093	3,213,419
Total revenues from operations	$8,029,962	$1,933,407	$10,141,761	$5,276,375

Operating profit (loss) from continuing operations, excluding general and administrative expenses:
Real estate management/rental operations	$273,368	$222,619	$668,556	$594,459
Land resource management	5,162,610	(91,070)	950,955	(419,362)
Total operating profit (loss), excluding general and administrative expenses	$5,435,978	$131,549	$1,619,511	$175,097

General and administrative expenses:
Real estate management/rental operations	$53,732	$159,138	$322,772	$548,307
Land resource management	545,741	274,165	1,252,023	854,084
Total general and administrative expenses	$599,473	$433,303	$1,574,795	$1,402,391

Interest and other income, net:
Real estate management/rental operations	$2	$41	$455	$1,145
Land resource management	42	109	1,875	1,946
Total interest and other income, net	$44	$150	$2,330	$3,091

Interest expense:
Real estate management/rental operations	$232,830	$236,452	$697,419	$706,889
Land resource management	21,683	26,133	73,060	154,906
Total Interest expense	$254,513	$262,585	$770,479	$861,795

Gain (loss) from continuing operations before income taxes	$4,582,036	($564,189)	($723,433)	($2,085,998)

     Identifiable assets, net of accumulated depreciation at July 31, 2013 and October 31, 2012 and depreciation expense and capital expenditures for nine months ended July 31, 2013 and the fiscal year ended October 31, 2012 by business segment are as follows:

July 31, 2013	Identifiable Assets	Depreciation and Amortization Expense	Capital Expenditures
Real estate management/rental operations	$26,763,530	$584,544	$5,028
Land resource management	20,163,939	243,813	3,375
Other corporate	96,309	28,553	70,507
Discontinued operations	166,682	0	0
Total Assets	$47,190,460	$856,910	$78,910

October 31, 2012	Identifiable Assets	Depreciation and Amortization Expense	Capital Expenditures
Real estate management/rental operations	$26,125,839	$804,900	$24,579
Land resource management	23,990,608	342,580	9,617
Other corporate	288,363	77,856	59,285
Discontinued operations	166,682	1,666	0
Total Assets	$50,571,492	$1,227,002	$93,481

   Information by business segment is as follows:

	10/31/12	10/31/11	10/31/10
Revenues from continuing operations:
Real estate management/rental operations	$2,787,941	$2,806,476	$2,857,266
Land resource management	4,341,767	2,872,670	2,557,013
Total revenues from operations	$7,129,708	$5,679,146	$5,414,279

Operating profit (loss) from continuing operations, excluding general and administrative expenses:
Real estate management/rental operations	$843,515	$825,152	$734,681
Land resource management	(323,964)	(1,544,539)	(3,055,472)
Total operating profit, excluding general and administrative expenses	$519,551	($719,387)	($2,320,791)

General and administrative expenses:
Real estate management/rental operations	$735,801	$885,251	$1,286,717
Land resource management	1,145,890	906,130	1,151,503
Total general and administrative expenses	1,881,691	$1,791,381	$2,438,220

Interest and other income, net:
Real estate management/rental operations	$2,099	$9,277	$9,739
Land resource management	1,216	1,982	11,852
Total interest and other income, net	$3,315	$11,259	$21,591

	10/31/12	10/31/11	10/31/10
Interest expense:
Real estate management/rental operations	$955,531	$1,085,769	$1,042,795
Land resource management	172,556	329,262	218,544
Total Interest expense	$1,128,087	$1,415,031	$1,261,339

Income (loss) from continuing operations before income taxes	($2,486,912)	($3,914,540)	($5,998,759)

   Identifiable assets, net of accumulated depreciation at October 31, 2012, 2011, and 2010 and depreciation expense and capital expenditures for the years then ended by business segment are as follows:

	Identifiable Assets	Depreciation and Amortization Expense	Capital Expenditures
October 31, 2012
Real estate management/rental operations	$26,125,839	$804,900	$24,579
Land resource management	23,990,608	342,580	9,617
Other corporate	288,363	77,856	59,285
Discontinued operations	166,682	1,666	0
Total Assets	$50,571,492	$1,227,002	$93,481

October 31, 2011
Real estate management/rental operations	$20,629,423	$623,470	$761
Land resource management	33,251,319	382,559	225,105
Other corporate	222,697	109,991	203,691
Discontinued operations	11,002,270	238,810	0
Total Assets	$65,105,709	$1,354,830	$429,557

October 31, 2010
Real estate management/rental operations	$24,216,702	$676,042	$1,462,552
Land resource management	33,186,415	381,607	73,084
Other corporate	322,144	89,714	7,363
Discontinued operations	12,532,129	194,411	0
Total Assets	$70,257,390	$1,341,774	$1,542,999